INCOME AND SOCIAL CONTRIBUTION TAXES - Estimated recovery and reversal of income and social contribution tax assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	R$ 2,164,477	R$ 2,929,308
Liabilities	(96,341)	(98,975)
2022
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets		936,839
2023
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	622,110	465,361
Liabilities		(39,761)
2024
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	458,222	429,675
Liabilities	(46,976)	(36,927)
2025
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	435,473	420,408
Liabilities	(29,100)	(20,861)
2026
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	221,496	187,700
Liabilities	(7,259)	(1,426)
2027 on
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	427,176	R$ 489,325
Liabilities	R$ (13,006)